Statements of Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Sales [Abstract]
Test and measurement	$ 197,419	$ 204,693	$ 197,423
Service assurance, systems and services	69,192	82,788	71,248
Foreign exchange gains (losses) on forward exchange contracts	(1,028)	(591)	875
Total sales for the year	265,583	286,890	269,546
Net research and development expenses [Abstract]
Gross research and development expenses	54,564	57,972	65,243
Research and development tax credits and grants	(9,077)	(7,419)	(8,089)
Net research and development expenses for the year	45,487	50,553	57,154
Tax credits and grants for CEWS	1,457	0	0
Cost of sales [Abstract]
Depreciation of property, plant and equipment	1,923	1,862	2,077
Depreciation of lease ROU assets	1,106	0	0
Amortization of intangible assets	5,092	7,186	9,212
Total depreciation and amortization expense	8,121	9,048	11,289
Selling and administrative expenses [Abstract]
Depreciation of property, plant and equipment	1,080	1,354	902
Depreciation of lease ROU assets	1,472	0	0
Amortization of intangible assets	698	1,043	592
Total depreciation and amortization expenses for the year	3,250	2,397	1,494
Net research and development expenses [Abstract]
Depreciation of property, plant and equipment	2,560	2,253	2,465
Depreciation of lease ROU assets	771	0	0
Amortization of intangible assets	677	783	523
Total depreciation and amortization expenses for the year	4,008	3,036	2,988
Depreciation of property, plant and equipment	5,563	5,469	5,444
Depreciation of lease ROU assets	3,349	0	0
Amortization of intangible assets	6,467	9,012	10,327
Total depreciation and amortization expenses for the year	15,379	14,481	15,771
Employee compensation [Abstract]
Salaries and benefits	142,277	136,059	134,453
Restructuring charges	2,808	3,305	2,072
Stock-based compensation costs	2,021	1,831	1,748
Grants (CEWS)	(3,262)	0	0
Total employee compensation for the year	143,844	141,195	138,273
Restructuring charges [Abstract]
Cost of sales	898	304	517
Selling and administrative expenses	1,882	495	673
Net research and development costs	106	2,506	3,219
Interest and other expense	0	0	150
Restructuring charges, gross	2,886	3,305	4,559
Income taxes	(533)	(63)	(1,150)
Total restructuring charges for the year	2,353	3,242	3,409
Stock-based compensation costs [Abstract]
Cost of sales	129	136	143
Selling and administrative expenses	1,548	1,375	1,217
Net research and development expenses	344	320	388
Total stock-based compensation costs for the year	2,021	1,831	1,748
CEWS [Abstract]
Cost of sales	(723)	0	0
Selling and administrative expenses	(1,082)	0	0
Net research and development expenses	(1,457)	0	0
Total CEWS for the year	$ (3,262)	$ 0	$ 0